File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

POST-EFFECTIVE AMENDMENT NO. 24

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 26  /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus , OH 43215

It is proposed that this filing will become effective (check appropriate box)

__ immediately upon filing pursuant to paragraph (b) of Rule 485

X   on September 1, 2012 pursuant to paragraph (b) of Rule 485

__ 60 days after filing pursuant to paragraph (a) of Rule 485

__    on (date) pursuant to paragraph (a) of Rule 485

__  75 days after filing pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

September 1, 2012

o

The Value Fund seeks capital growth.

o

The Income Fund seeks a high level of current income with moderate risk of principal.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

           TABLE OF CONTENTS                                                    PAGE

FUND SUMMARY – THE VALUE FUND	2

FUND SUMMARY – THE INCOME FUND	6

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	10

MANAGEMENT OF THE FUNDS	15

HOW NET ASSET VALUE IS DETERMINED	16

IMPORTANT INFORMATION ABOUT NEW ACCOUNTS	17

HOW TO BUY SHARES	17

HOW TO REDEEM SHARES	19

MARKET TIMING	20

DISTRIBUTIONS	21

TAXES	21

DISTRIBUTION PLAN	21

FINANCIAL	22

FUND SUMMARY – THE VALUE FUND

Investment Objective

The Value Fund’s investment objective is growth of capital.

Fees And Expenses

		CLASS I	CLASS R
Shareholder Fees (fees paid directly from your investment)	Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Management Fees	0.94%	0.94%
	Distribution (12b-1) Fees	None	0.25%
	Other Expenses	0.09%	0.09%
	Acquired Fund Fees and Expenses *	0.02%	0.02%
	Total Annual Fund
	Operating Expenses	1.05%	1.30%

*The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
CLASS I	$107	$334	$579	$1,283
CLASS R	$132	$412	$713	$1,568

2

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.17 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued.  The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value.  In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may under perform when growth investing is in favor.

3

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Fund Performance

The performance information that follows illustrates the variability of the Fund’s Class R returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Class R performance from year to year for each calendar year. The table shows how the Fund’s Class R average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Class R Annual Total Returns for the years ended December 31st

*The Fund’s Class R year-to-date return as of June 30, 2012 was 6.90%.

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During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
21.66%	(6/30/09)	(25.40%)	(12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2011 )

Class R Shares	One Year	Five Years	Ten Years
Returns Before Taxes	(7.03)%	0.68%	4. 34%
Returns after Taxes on Distributions	(7.21)%	0.30%	3.79%
Returns After Taxes on
Distributions and Sale of Fund Shares	(4.57)%	0.44%	3. 56%
S&P 500 (reflects no deductions
for fees, expenses or taxes)	2.10%	(0.24)%	2.88%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Croft-Leominster, Inc.

Portfolio Managers

Kent G. Croft, G. Russell Croft and L. Gordon Croft are portfolio managers for the Fund.   Messrs. Kent G. Croft and L. Gordon Croft have managed the Fund's portfolio since 1989 and Mr. G. Russell Croft has managed the Fund's portfolio since 2006.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the “Purchase and Redemption of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” sections on page 10 of this Prospectus.

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FUND SUMMARY - THE INCOME FUND

Investment Objective

The Income Fund’s investment objective is high current income with moderate risk to principal.

Fees And Expenses

Shareholder Fees (fees paid directly from your investment)	Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Management Fees	0.79%
	Distribution (12b-1) Fees	0.25%
	Other Expenses	0. 52%
	Acquired Fund Fees and Expenses *	0.04%

	Total Annual Fund
	Operating Expenses	1. 60%

	Less Waivers/Reimbursements**	(0. 46 )%

	Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.14%

*The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

** The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2013 to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, underlying fund fees and expenses or extraordinary expenses) to 1.10%. The agreement may be terminated only by the Corporation’s Board of Directors on 60 days’ written notice to the Adviser.

6

Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$ 460	$ 827	$ 1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.02 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better.  The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity.  In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors.  The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity.  The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Principal Investment Risks

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

7

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline.  Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise.  High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Fund Performance

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

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20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
8.20%
15.70%
5.90%
1.60%
4.44%
4.31%
-5.61%
12.76%
6.62%
3.14%
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

*The year-to-date return as of June 30, 2012 was 1.86%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
6.09%	(6/30/03)	(2.75%)	(12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2011 )

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	3.40%	4. 12%	5.57%
Returns after Taxes on Distributions	2.16%	2. 60%	3.83%
Returns After Taxes on
Distributions and Sale of Fund Shares	2.20%	2. 62%	3.75%
Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	5. 80%	5. 88%	5. 20%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

9

Investment Advisor

Croft-Leominster, Inc.

Portfolio Managers

Kent G. Croft, G. Russell Croft and L. Gordon Croft are portfolio managers for the Fund.   Messrs. Kent G. Croft and L. Gordon Croft have managed the Fund's portfolio since 1989 and Mr. G. Russell Croft has managed the Fund's portfolio since 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

The minimum initial investment to open an account is $2,000 for regular accounts ($500 for an IRA), and the minimum additional investment is $100 for the Croft Value Fund Class R and the Croft Income Fund.The minimum initial investment to open an account is $500,000, and there is no minimum additional investment for the Croft Value Fund Class I.  You may purchase and redeem shares of the Funds on any day that the New York Stock Exchange is open.  Purchases and redemptions may be made by mail to Croft Funds Corporation, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k) plan.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Value Fund’s investment objective is growth of capital.  The Income Fund’s

10

investment objective is high current income with moderate risk to principal.

The investment policies and objective of each Fund may be changed without shareholder approval upon 60 days’ notice to shareholders.

Croft Value Fund Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that the Manager believes are undervalued. The Manager's investment philosophy that is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach in selecting securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value.  In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Croft Value Fund Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio. The stocks in which the Fund invests will normally exhibit the characteristic of a lower price to projected earnings ratio than the market and a somewhat higher level of “company-specific” risks than the market. As a result, these stocks may have higher earnings sensitivity to the business cycle or interest rates, high debt levels, potential for business restructuring or other special situations, and legal or regulatory risks and uncertainties.

The stocks in which the Fund invests may not be undervalued as expected.

11

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may under perform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment. The Fund’s net asset value, yield, and total return may be affected by such price movements.

To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of smaller companies are more volatile than larger companies.  Smaller companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Foreign investing, including in securities traded in domestic securities markets in the form of American Depositary Receipts ("ADRs"), exposes the Fund to greater risks because the Fund's performance may depend on factors other than the performance of securities of U.S. issuers.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. dollars and U.S. Issuers.  The value of foreign currency denominated securities or foreign currency contracts is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments, including foreign currency denominated investments, may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues, whether denominated in U.S. dollars or foreign currencies, could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Croft Income Fund Principal Investment Strategies

The Fund invests primarily in U.S. corporate bonds and securities issued by the

12

U.S. Government agencies and its agencies that are considered investment grade or better.  The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated.  These lower-rated securities are often referred to as “high yield securities” or “junk bonds.”  In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors.  The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity.  Under normal circumstances, the Manager may sell a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

The Manager emphasizes current income when selecting securities. The Fund will generally hold a diversified portfolio of investments to help minimize the effects on the Fund in the event that the credit rating of any investment is downgraded or underlying obligations are not repaid. When the Fund invests in high yield securities, it generally seeks to receive a correspondingly high return to compensate it for the additional credit risk and market risk it has assumed.  The Fund may invest in bonds and U.S. Government and agency securities of any maturity.

The Manager also will attempt to minimize the effects on the Fund of early issuer redemptions by purchasing some bonds that are either selling at a discount to their call price (the price at which they can be redeemed by the issuer before their scheduled maturity) or are noncallable for life.

Croft Income Fund Principal Investment Risks

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise.  High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic

13

activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets. Prices may also be affected by investors’ perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Temporary Investments

While the Manager generally intends to hold a carefully selected, diversified portfolio of securities, each Fund may from time to time, due to adverse investment conditions, take temporary defensive positions.  These temporary positions may prevent the Fund from achieving its investment objective.

Borrowing

Instead of or in addition to borrowing, the Fund may, from time to time, participate in a program offered by ReFlow, LLC. ReFlow operates an auction program (the “Auction Program”) through which it makes an alternative source of capital available to the Fund to satisfy some or all of its daily redemption requests. ReFlow makes the Auction Program available on an investment–blind basis, meaning that ReFlow stands ready to purchase and redeem shares of the Fund if the Fund submits a successful bid. ReFlow will provide money to the Fund if the Fund submits a successful bid in the auction by purchasing shares of the Fund. There is no assurance in participating in such a program either that the Fund will be successful during the Auction, or that ReFlow will have sufficient funds available to meet the Fund’s needs. The Fund’s Board of Trustees has approved the use of the ReFlow program in addition to or in lieu of borrowing.

The Fund’s participation in the Auction Program also is intended to facilitate portfolio management and minimize the need for the Fund to incur transaction costs. ReFlow is structured to redeem shares of the Fund when other investors are purchasing shares, which may occur during the redemption fee period. For that reason, the Fund, when participating in the Auction Program, will normally waive any redemption fee that otherwise would apply to shares redeemed by ReFlow.

Portfolio Holdings Disclosure

The Funds' policies and procedures with respect to the disclosure of its portfolio 14 securities are available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

Investment Manager

Pursuant to an advisory agreement with the Corporation, the Manager provides investment advisory and portfolio management services and makes day-to-day investment decisions for the Funds.  The Manager is registered as an investment advisor with the SEC and has been in the investment management business for more than 19 years.  On June 30, 2011, the Manager managed over $1 billion in assets for pension plans, corporations, individuals, institutions and limited partnerships.  The Manager’s address is Canton House, 300 Water Street, Baltimore, Maryland 21202.

A discussion regarding the basis for the Board of Directors’ approval of the advisory agreement is available in the Funds’ Semi-Annual Report to Shareholders for the period ended October 31, 2011 .  For the fiscal year ended April 30, 2012 , the Manager received a management fee, as a percentage of average net assets, equal to 0.94% from the Value Fundand 0. 46% (after fee waiver of . 33%) from the Income Fund.

Portfolio Managers

Mr. Kent G. Croft, President of the Manager, Mr. Russell G. Croft, Vice President of the Manager and Mr. L. Gordon Croft, Vice President of the Manager, and have joint responsibility for overseeing the investments of each Fund’s assets.  The portfolio managers make investment decisions by consensus, each having equal authority and responsibility with respect to the portfolios.

Mr. Kent G. Croft holds an A.B. degree (1985) from Dartmouth College.  From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York.  From 1988 to1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp.  In 1989, he founded Croft-Leominster, Inc with L. Gordon Croft.  Mr. Kent Croft along with his father, Mr. L. Gordon Croft, have been portfolio managers for each Fund since its inception. Mr. Kent Croft is a former board member for the Baltimore Securities Analysts Society and is a member of the CFA Institute.  Lastly, he is FINRA and NYSE registered and completed work at Harvard University’s Kennedy School of Government in behavioral finance.  Mr. Kent Croft’s other activities have included Trustee of Charles County Community College Foundation, President of Croft-Leominster, Inc. Foundation, Trustee of the Maryland Mentoring Partnership, Trustee of the Wildfowl Trust of North America and Trustee at St. Paul’s School.

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Mr. Russell G. Croft holds a B.A. degree (1996) from Washington and Lee University and obtained his M.B.A. (1998) from the University of London.  Before coming to Croft-Leominster, Inc. in 2001, Mr. Croft had experience working for Gabelli & Company in New York.  Mr. Russell G. Croft has been a portfolio manager for each Fund since 2006.

Mr. L. Gordon Croft holds a B.E.S. degree in Engineering from the Johns Hopkins University and an M.E.A.in Engineering from George Washington University.  From 1967 through 1989, he held various positions with T. Rowe Price Associates, Inc., most recently as an investment counselor and director.  Mr. L. Gordon Croft founded Croft-Leominster, Inc. with Kent Croft in 1989.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

HOW NET ASSET VALUE IS DETERMINED

The price of Fund shares is the Fund’s net asset value.  The net asset value per share of each Fund is determined once on each day on which the New York

Stock Exchange (NYSE”) is open (a “Business Day”), as of the close of theExchange, usually 4:00 p.m. Eastern Time (“Valuation Time”).  Portfoliosecurities for which market quotations are readily available are valued at market price.  Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which the Corporation’s Directors have determined to approximate their market value.  If market prices are not available or, in the Manager’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Manager may value a Fund’s assets at their fair value according to policies approved by the Board of Directors.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Manager may need to price the security using the Corporation’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  If a Fund uses a fair value price, there is no assurance that the Fund will receive the fair value price when the security is sold.

Orders for the purchase of shares of a Fund are executed at the net asset value determined as of the next Valuation Time after an order is received in proper form.  Shares will not be priced on days when the NYSE is closed.

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If any part of a Fund’s assets is invested in other mutual funds, that portion of the Fund’s net asset value is calculated based on the net asset value of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

IMPORTANT INFORMATION ABOUT NEW ACCOUNTS

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identify.

HOW TO BUY SHARES

You may purchase shares by mail, wire, or through broker-dealer firms that make shares available.  The Funds do not charge any sales charges for purchases of Fund shares.

The minimum initial investment is $2,000 ($500 for an IRA), and the minimum additional investment is $100 for the Croft Value Fund Class R and also the Croft Income Fund.The minimum initial investment is $500,000, and the minimum and additional investments may be made in any amount for the Croft Value Fund Class I. The Corporation reserves the right to reject any order for the purchase of shares in whole or in part.

Clients of the Manager may, under certain circumstances, purchase shares of a Fund “in-kind.”  This means that the purchase price is paid with securities valued at fair market value.

Purchases by Mail

You may open an account by mail or overnight delivery by sending a check or other negotiable bank draft (payable to: the Croft Value Fund Class R or Croft Income Fund for $2,000 or more ($500 minimum for IRAs ) or $500,000 for the Croft Value Fund Class I, together with the completed Application Form to the Corporation at the following address (use for overnight delivery also).

Croft Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive , Suite 400

Broadview Heights, OH 44147

17

All applications are available online at www.croftfunds.com or by calling 1-800-746-3322.

If you are making a subsequent investment, you should send a stub from a previous confirmation in lieu of the application form.  If no stub is available, you should send a brief letter giving the name of the Fund(s), registered name(s) of the account and the account number along with a check indicating your account number on the face.  Checks do not need to be certified but must be drawn on a U.S. bank.

Mutual Shareholder Services, LLC, the Funds’ transfer agent (“MSS”), will charge a $20 fee against your account for any check returned to the Custodian.  You will also be responsible for any losses suffered by a Fund as a result of a returned check.

Purchase by Wire

You may purchase shares by wire.  A purchase order will be effective as of the day received, if the order and payment are received before 4:00 P.M. Eastern Time.  Your bank may charge a wire fee.

If you are establishing a new account or purchasing additional shares for an existing account by wire transfer, you should call MSS beforehand to provide account information.  A properly completed and signed application marked “follow up” must be sent for all new accounts opened by wire, which are subject to acceptance by the Fund.

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase share of the Funds by requesting the bank to transmit funds by wire. Please contact the Funds’ transfer agent at 1-800-746-3322 to obtain wire instructions.

Tax-Deferred Retirement Plans

You may purchase shares for virtually all types of tax-deferred retirement plans.  Please contact the Funds’ transfer agent at 1-800-746-3322 to obtain plan forms and/or custody agreements for the following:

Individual Retirement Accounts – All Types.  These are for individuals and their nonemployed spouses who wish to make a limited tax-deductible contribution to a tax-deferred account for retirement; andSimplified Employee Pension PlansUS Bank, N.A. furnishes custodianservices tothe Funds’ shareholders for such tax-deferred retirement plans.  Dividends anddistributions will be automatically

18

reinvested without a sales charge.  For further details, including fees charged, tax consequences and redemption information, see the specific plan documents, which can be obtained from the Corporation.  You should consult with your tax advisor before establishing any tax-deferred retirement plans.

If you are interested in investing your IRA account in the Funds, you may have to establish an IRA or IRA Rollover account through US Bank, N.A.  Please call the Funds’ transfer agent at 1-800-746-3322 for further information.

HOW TO REDEEM SHARES

You may redeem shares by sending written request or fax, signed by the record owner(s), to:  Mutual Shareholder Services, LLC, the Fund’s transfer agent, at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.  You may also make the request by e-mail.  The request must specify the name of the Fund, the account number and the dollar or share amount to be redeemed.

•

You may not redeem shares directly from the Funds by telephone.  If you have purchased those shares through a broker, you may redeem those shares through such broker consistent with the broker’s policies (which might permit telephone redemptions), the terms of any agreement with the broker governing the purchase and redemption of those shares, and the terms of any agreement governing the relationship between the broker and the Funds.  Under these circumstances, redemptions may be effected by telephone through such brokers.

•

The redemption price is the net asset value per share next computed after receipt of the redemption request in proper form, minus any applicable redemption fee.  Payment on redemption will be made as promptly as possible and in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier’s checks) will be forwarded only upon collection of payment for the shares (collection of payment could take up to 15 days).

•

The Funds reserve the right to redeem shares if the account has a value of less than $2,000 for the Croft Value Fund Class R and Croft Income Fund and $100,000 for the Croft Value Fund Class I due to redemptions.  If the Fund exercises its right to redeem such shares, you will be given written notice and will be allowed 30 days to make an additional investment in an amount that will increase the value of the account to at least $2,000 for the Croft Value Fund Class R and Croft Income Fund and $100,000 for the Croft Value Fund Class I .

19

•

The Funds will pay cash for all shares redeemed, except under abnormal conditions that make payment in cash impractical.  In such an instance, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price.  You may incur brokerage costs and taxes in converting such securities to cash.

•

The Funds will deduct a 2.00% redemption fee from your redemption proceeds if you purchase shares and then redeem those shares within 30 days. Redemption fees are paid to the Fund, and are designed to deter excessive short-term trading and offset commissions and other costs associated with fluctuations in Fund asset levels caused by short-term trading. To calculate the holding period, shares held the longest will be treated as being redeemed first, and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions (dividends and capital gains). The Funds may terminate or modify the terms of the redemption fee at any time, and may waive the redemption fee for special circumstances.

MARKET TIMING

The Corporation discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Directors has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Funds. A 2.00% fee will be assessed against investment proceeds withdrawn within 30 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders of the applicable Fund. The redemption fee is applied uniformly in all cases.  While the Corporation attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by a Fund.  The netting effect often makes it more difficult to apply redemption fees.  However, the Funds’ agreements with financial intermediaries that sell shares of the Funds require the intermediaries to provide shareholder identity and transaction information to the Funds, and obligate the intermediaries to carry out the Funds’ instructions to enforce the Funds’ market timing policies.   In addition to the redemption fee, the Funds reserve the right to

20

reject any purchase order for any reason, including purchase orders that the officers do not believe are in the best interest of a Fund or its shareholders or if the officers believe that trading is abusive.

DISTRIBUTIONS

The Funds distribute as dividends substantially all net investment income (which comes from dividends and interest received from investments) and net realized capital gains, if any.  The Value and Income Funds generally will declare and pay dividends out of any investment income annually and quarterly, respectively, and distribute any net realized capital gains annually.  Any distributions will be paid in Fund shares, unless you elect, in writing, at least 15days prior to the date of distribution by written notice to the Funds’ transfer agent, to receive them in cash.  Such election will become effective for any future dividends.

TAXES

Distributions you receive from the Funds may be subject to Federal, state and local taxation, depending on your tax situation.  The tax treatment of dividends and distributions is the same whether or not you reinvest them.  Dividends are taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income. Capital gains distributions are taxed as long-term capital gains.  The Funds will tell you annually how to treat dividends and distributions.  If you redeem shares of a Fund, you may be subject to tax on any gains you earn based on your holding period for the shares.

DISTRIBUTION PLAN

The Funds have adopted a distribution and shareholder services plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended.  As provided in the Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for distribution or shareholder services rendered or expenses incurred in connection with distribution assistance.  The Plan also provides for payment of expenses relating to the costs of prospectuses, reports to Shareholders, sales literature and other materials for potential investors. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Funds’ 2012 Annual Report to Shareholders, which is available upon request.

Croft Value Fund Class R

	Years Ended

	4/30/ 2012	4/30/ 2011	4/30/ 2010	4/30/ 2009	4/30/ 2008

Net Asset Value, at Beginning of Period	$ 25.62	$ 21.87	$ 15.35	$ 25.17	$ 24.27

Income (Loss) From Investment Operations:
Net Investment Income *	0. 09	0.64	- **	0. 06	0. 08
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.49)	3.69	6.54	(9 .72 )	1.72
Total from Investment Operations	(1.40)	4.33	6.54	(9.66)	1.80

Distributions:
Net Investment Income	(0. 12 )	(0. 58 )	(0. 02 )	(0. 06 )	(0. 08 )
Realized Gains	-	-	-	(0. 10 )	(0. 82 )
Total from Distributions	(0. 12 )	(0. 58 )	(0. 02 )	(0. 16 )	(0.90)

Proceeds from Redemption Fees	- **	- **	- **	-**	-

Net Asset Value, at End of Period	$ 24.10	$ 25.62	$ 21.87	$ 15.35	$ 25.17

Total Return ***	(5.42)%	20.04%	42.63%	(38.35)%	7.28%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 338,971	$ 438,815	$ 313,287	$ 69,417	$ 61,381
Before Waivers
Ratio of Expenses to Average Net Assets	1.28%	1. 28%	1. 32%	1. 46%	1. 57%
Ratio of Net Investment Income to Average Net Assets	0.42%	2.88%	0. 02%	0. 33%	0. 22%
After Waivers
Ratio of Expenses to Average Net Assets	1.28%	1. 28%	1. 32%	1. 46%	1. 48%
Ratio of Net Investment Income to Average Net Assets	0.42%	2.88%	0. 02%	0. 33%	0. 31%
Portfolio Turnover	17.17%	19.97%	10.72%	15.49%	24.20%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

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Croft Income Fund

Years Ended

	4/30/ 2012	4/30/ 2011	4/30/ 2010	4/30/ 2009	4/30/ 2008

Net Asset Value, at Beginning of Period	$ 9. 99	$ 9.87	$ 8.98	$ 9.73	$ 10.07

Income (Loss) From Investment Operations:
Net Investment Income *	0. 31	0. 38	0. 39	0. 41	0. 50
Net Gain (Loss) on Securities (Realized and Unrealized)	0. 01	0. 12	0. 89	(0. 76 )	( 0. 34)
Total from Investment Operations	0. 32	0.50	1.28	( 0. 35)	0. 16

Distributions:
Net Investment Income	(0. 31 )	(0. 38 )	(0. 39 )	(0. 40 )	(0. 50 )
Realized Gains	-	-	-	-	-
Total from Distributions	(0. 31 )	(0. 38 )	(0. 39 )	(0. 40 )	(0. 50 )

Proceeds from Redemption Fees	-	-	- **	-	-

Net Asset Value, at End of Period	$ 10.00	$ 9. 99	$ 9.87	$ 8.98	$ 9.73

Total Return ***	3.29%	5.16%	14.39%	(3.58)%	1.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,020	$ 14,052	$ 15,005	$10, 595	$ 10,451
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1. 56%	1. 74%	1.94%	2.04%	1. 97%
Ratio of Net Investment Income to Average Net Assets	2.67%	3. 12%	3. 24%	3.50%	4. 17%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	3. 13%	3.76%	4. 09%	4.43%	5. 04%
Portfolio Turnover	26.02%	16.21%	12.73%	16.70%	5.03%

*Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assumingreinvestment of dividends.

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CROFT FUNDS CORPORATION

Shareholder Inquiries

If you have questions about your account, you may contact the Funds’ transfer agent at: 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 or by calling 1-800-746-3322.

You may obtain the following additional information about the Funds, free of charge, from your securities dealer or servicing agent, or by writing to: Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202 or by telephoning 1-800-746-3322 or on our website at www.croftfunds.com:

o

A Statement of Additional Information (SAI) about the Funds contains detailed information on the Funds’ policies and operations, including policies and procedures relating to disclosure of the Funds’ portfolios which is incorporated by reference into this prospectus.

o

The Fund’s most recent annual and semiannual reports, which contain detailed financial information. The annual report also contains a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

o

Detailed information about purchasing and redeeming Fund shares, which is incorporated by reference into the Prospectus.

o

The Funds’ most recent proxy voting policy.

In addition, you may review information about the Funds (including the SAI) at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, DC (Call (202) 551-8090 to find out about the operation of the Public Reference Room). The SEC’s Internet site at http://www.sec.gov has reports and other information about the Funds, and you may get copies of this information by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, DC 20549-1520 and by paying duplicating fees.

Investment Company Act File No. 811-08652

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PRIVACY NOTICE

CROFT FUNDS CORPORATION

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-551-0990.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporationhas no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporationdoes not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporationdoes not jointly market.

INVESTMENT MANAGER

Croft-Leominster, Inc.

Canton House, 300 Water Street

Baltimore, Maryland 21202

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street ,

Suite 1700

Columbus , OH   43215

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

TRANSFER AGENT &

FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio  44147

CROFT FUNDS CORPORATION

Croft Value Fund

Class R Shares: CLVFX

Class I Shares: CIVFX

Croft Income Fund : CLINX

STATEMENT OF ADDITIONAL INFORMATION

September 1, 2012

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Croft Value Fund and Croft Income Fund Prospectus dated September 1, 2012 .The Corporation’s Annual Report for the fiscal year ended April 30, 2012 , including notes thereto and the report of the independent registered public accounting firm, and the Corporation’s Semi-Annual Report for the period ended October 31, 2011 , has been filed with the SEC and is incorporated by reference into this Statement of Additional Information. You may obtain a copy of the Prospectus , Annual Report, or Semi- Annual Report by writing Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202, by calling 1 - 800-551-0990, or by visiting our website at www.croftfunds.com .

TABLE OF CONTENTS

Page

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

1

INVESTMENT OBJECTIVE AND POLICIES

1

GENERAL INVESTMENT PRACTICES

2

MISCELLANEOUS INVESTMENT PRACTICES

6

FUNDAMENTAL INVESTMENT RESTRICTIONS

7

NON-FUNDAMENTAL INVESTMENT RESTRICTION

8

CODES OF ETHICS

8

DISTRIBUTION PLAN

8

MANAGEMENT OF THE FUNDS

10

PROXY VOTING

17

PRINCIPAL SHAREHOLDERS

17

OTHER SERVICES

18

PORTFOLIO TRANSACTIONS

19

PURCHASES AND REDEMPTIONS

21

TAXES

22

DISTRIBUTIONS

24

FINANCIAL STATEMENTS

25

APPENDIX A - CORPORATE BONDS AND COMMERCIAL PAPER RATINGS

APPENDIX B - CROFT-LEOMINSTER, INC. PROXY VOTING PROCEDURES

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

Croft Funds Corporation (the “Corporation”) was established as a corporation under the laws of the State of Maryland under Articles of Incorporation (the “Articles”) dated July 20, 1994 and is authorized to issue 30 million shares of capital stock, par value of $.001 per share (“Shares”), all of which Shares are designated common stock.  Each Share shall be entitled to dividends and distributions when and if declared by each Fund.  In the event of liquidation or dissolution of a Fund, each Share would be entitled to its pro rata portion of the Fund’s assets after all debts and expenses have been paid.  A copy of the Articles is on file with the Secretary of the State of Maryland.

The Croft Value Fund offers two classes of shares:  Class R and Class I shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Directors' fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Directors may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

The Croft Income Fund offers one class of shares only.

Shares of each Fund are entitled to one vote per share, with proportional voting for fractional shares, on the matters that shareholders are entitled to vote.  Shareholders will not normally be required to meet for the purpose of electing Directors, except insofar as elections are required under the Investment Company Act of 1940, as amended (“1940 Act”).

The Directors may also be removed by a vote of a majority of the outstanding shares of the Funds at a meeting duly called for such purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Director, the Funds have agreed to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, each Director will continue to hold office and may appoint his successor.

The Board of Directors may classify any authorized but unissued Shares into classes and may establish certain distinctions between classes relating to additional voting rights, payments of dividends, rights upon liquidation or distribution of the assets of the Funds and any other restrictions permitted by law and the Corporation’s Articles.

INVESTMENT OBJECTIVE AND POLICIES

The Croft Value Fund and the Croft Income Fund   are diversified portfolios of the Corporation, an open-end management investment company.  The investment objectives and policies of the Funds are outlined below and in the Prospectus. There is no assurance that a Fund’s objective will be achieved.

The investment policies and objectives of the Funds may be changed without shareholder approval.

All percentage limitations on investments (with the exception of the borrowing policy) described in the Prospectus and this Statement of Additional Information (“SAI”) apply at the time of the making of an investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

This SAI contains certain supplemental information about the Funds’ objectives and policies, including “miscellaneous investment practices” in which the Funds may engage.  A description of security ratings is set forth in Appendix A to this SAI.

The Value Fund.  The Value Fund’s investment objective is growth of capital.  Under normal market conditions, the Fund invests primarily in common stocks of companies that the Manager believes are undervalued without regard to capitalization.  Consistent with its objective, the Fund may invest in U.S.-traded securities and non-U.S. traded equity securities of foreign issuers, and may invest a portion of its assets in foreign debt securities.  The Fund may invest up to 10% of its assets in non-investment grade debt securities with ratings as low as CCC from Standard & Poor’s Corporation (“S&P”) or Caa from Moody’s Investors Services, Inc. (“Moody’s”).  These securities are commonly referred to as “junk bonds.”  Debt securities rated Caa by Moody’s may be in default or may present elements of danger with respect to principal or interest.  Debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In seeking investments for the Value Fund, the primary consideration of the Fund’s manager, Croft-Leominster, Inc. (the “Manager”), is to invest in securities that the Manager believes are currently undervalued due to inefficiencies in the market.  However, in selecting such securities, the Manager’s opinions and judgments may be contrary to those of the majority of investors.  In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.

The Income Fund.  The Income Fund’s investment objective is high current income with moderate risk to principal.  Consistent with its objective, the Fund primarily invests in debt securities that are considered investment grade (e.g., rated Aaa, Aa, A, or Baa by Moody’s, or AAA, AA, A, or BBB by S&P, or, if not rated, determined by the Manager to be of comparable quality). The Fund may also invest up to 35%of its assets in non-investment grade debt securities.  These securities, commonly referred to as “junk bonds,” are rated Ba or below by Moody’s or BB or below by S&P, or have no credit rating at all but are determined to be of comparable quality by the Manager.  The Fund may own securities with ratings as low as Caa from Moody’s or CCC from S&P.  Debt securities rated Caa by Moody’s may be in default or there may be present elements of danger with respect to principal or interest.  Debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

GENERAL INVESTMENT PRACTICES

Cash Reserves.  The Funds generally will not employ defensive strategies, although during periods of difficult or unfavorable market conditions, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities (including money market funds that invest in such securities) or cash.  These instruments include certificates of deposit and banker’s acceptances issued by FDIC-insured banks, commercial paper that is either issued by companies having an outstanding debt issue rated at least A or better by S&P or A or better by Moody’s and short-term corporate obligations that are rated A-2 or better by S&P or Prime-2 or better by Moody’s or, if not rated, are of comparable quality as determined by the Manager.  In addition, the Funds may hold any cash balances it accumulates for investment, reinvestment or distribution in such short-term debt securities.

Convertible Securities, Preferred Stocks, and Warrants.  Each Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities.  Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on the company’s earnings and assets before common stock owners, but after bond owners.  Warrants are options that entitle the holder to buy a stated number of shares of common stock at a specific price at a specified future date (generally, two or more years.)

Equity Securities.  The Funds may invest in equity securities, including common stocks.  Equity securities represent an ownership interest in a corporation and have the least claim on a company’s earnings and assets.  In purchasing equities, each Fund may invest in companies that pay a significantly higher yield than the general market.  In contrast to fixed-income securities, the dividends of common stocks may be increased periodically.

Fixed-Income and Convertible Securities.  The Funds may invest in U.S. Government and corporate debt and convertible securities of varying maturities.  The Funds may invest in these securities directly as well as indirectly by purchasing shares of open-end or closed-end mutual funds.  The Manager may adjust the average maturity of a Fund’s holdings of convertible and fixed-income securities from time to time, depending on a number of factors including:  (i) its assessment of the relative yields available on securities of different maturities, (ii) its expectations of future changes in interest rates, and (iii) with respect to convertible securities, its evaluation of the fundamental investment merits of the equity security for which the convertible security may be exchanged.

The Funds intend to purchase fixed-income and convertible securities that are primarily of investment grade (i.e., rated Baa or better by Moody’s or BBB or better by S&P).  However, the Funds may also invest in fixed-income and convertible securities rated Ba or below by Moody’s or BB or below by S&P, or, if unrated, judged by the Manager to be of comparable quality.  Such securities are often called “junk bonds.”  See “High-Yield Junk Bonds” below for more information.

Exchange Traded Funds.  The Funds may invest in a range of exchange-traded funds (“ETFs”).  When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Funds may invest more heavily will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Funds' Manager believes it is in the Fund’s interest to do so.  The Funds' ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Funds believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Foreign Securities.  The Funds may invest in securities of foreign issuers which may be traded in domestic securities markets in the form of American Depository Receipts (ADRs), or in ordinary share form traded in the market of the country of origin.  These foreign securities, in particular those traded principally overseas, may involve certain special investment risks due to foreign economic, political and legal developments, including: (i) favorable or unfavorable changes in currency exchange rates, (ii) exchange control regulations (including currency blockage), (iii) expropriation of assets or nationalization, (iv) imposition of withholding taxes on dividend or interest payments, and (v) possible difficulty in obtaining and enforcing judgments against foreign entities.  Furthermore, issuers of foreign securities are subject to different, often less comprehensive accounting, reporting and disclosure requirements than domestic issuers.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable domestic companies and domestic securities markets.  Foreign brokerage commissions and other fees are also generally higher than in the United States.  There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.  In addition, unsponsored ADRs may provide less information to the holders thereof.

High-Grade, Short-Term Debt Securities.  The Funds may invest in a variety of high-grade, U.S. dollar-denominated, short-term debt securities, such as commercial paper rated A2/P2 or above.  For a description of the Moody’s and S&P ratings for such instruments, see Appendix A.  From time to time, the Funds may invest in such instruments when the Manager believes that suitable equity, convertible, or longer-term fixed-income securities are unavailable.  When a Fund is investing in such instruments, it is not investing in instruments paying the highest available yield at that particular time.  There are usually no brokerage commissions paid by a Fund in connection with the purchase of such instruments.  See “Portfolio Transactions - Brokerage and Research Services,” for a discussion of underwriters’ commissions and dealers’ spreads involved in the purchase and sale of such instruments.

A Fund’s portfolio holdings of short-term, high-grade debt instruments will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund.  The value of such securities can be expected to vary inversely to the changes in prevailing interest rates.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost.  In either instance, if the security were held to maturity no gain or loss would normally be realized as a result of these fluctuations.  Redemptions or exchanges by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

High-Yield Junk Bonds.  These debt securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments.  In addition, such securities are often less liquid than their investment grade counterparts.  From time to time, adverse regulatory and economic developments may limit the ability of the participants in the High-Yield Junk Bond market to maintain orderly markets in certain High-Yield Junk Bonds.

The Value Fund may invest up to 10% of its net assets in High-Yield Junk Bonds.  The Income Fund may invest up to 35%of its net assets in High-Yield Junk Bonds.  As with other fixed-income and convertible securities, High-Yield Junk Bonds are subject to both credit risk and market risk, although the Manager believes that most convertible High-Yield Junk Bonds are likely to exhibit equity characteristics as well.

The value and liquidity of High-Yield Junk Bonds may be diminished by adverse publicity and investor perceptions.  Also, legislation limiting the tax benefits to the issuers of taxable High-Yield Junk Bonds or requiring federally-insured savings and loan institutions to reduce their holdings of taxable High-Yield Junk Bonds may continue to have an adverse effect on the market value of these securities.

Because High-Yield Junk Bonds are traded only in markets in which the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell High-Yield Junk Bonds at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities would be regarded as illiquid. Thinly traded High-Yield Junk Bonds may be more difficult to value accurately for the purpose of determining a Fund’s net asset value.  Also, because the market for certain High-Yield Junk Bonds is relatively new, that market may be particularly sensitive to an economic downturn or general increase in interest rates.

Particular types of High-Yield Junk Bonds may present special concerns.  Some High-Yield Junk Bonds in which a Fund invests may be subject to redemption or call provisions.  These provisions may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The Manager attempts to identify High-Yield Junk Bonds with relatively favorable investment characteristics.  The credit ratings issued by Moody’s and S&P are subject to various limitations.  For example, while such ratings evaluate the credit risk, they ordinarily do not evaluate the market risk of High-Yield Junk Bonds.  In certain circumstances, the ratings may not reflect in timely fashion adverse developments affecting an issuer.  For these reasons, the Manager conducts its own independent credit analysis of High-Yield Junk Bonds.

Illiquid Securities.  Each Fund may purchase illiquid securities, including securities whose disposition is restricted by the Federal securities laws.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund’s books.  The number of potential purchasers and sellers, if any, for such securities is limited, and the ability of a Fund to sell such securities at their fair market value may be limited.  It is expected that investments in illiquid securities will not exceed 10% of the net assets of a Fund at any time.  However, each Fund reserves the right to invest up to 15% of its net assets in illiquid securities.

Lending of Portfolio Securities.  For the purpose of realizing additional income, each Fund may lend securities with a value of up to 30% of its assets to broker-dealers, institutional investors, or other persons.  Any such loan will be continuously secured by liquid, high grade collateral consisting of U.S. government securities or cash, equal to the value of the security loaned.  Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral in case the borrower fails financially.

U.S. Government Securities.  The Funds may invest in obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service.  Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae).  These securities are not issued or guaranteed by the U.S. Government. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default.  Prior to maturity there might not be a market and, therefore, no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

Closed-End Investment Companies.  The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Funds’ shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

An investor in the Funds should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

MISCELLANEOUS INVESTMENT PRACTICES

Repurchase Agreements.  Each Fund may enter into repurchase agreements with banks and broker-dealers under which the Fund acquires a security (usually a U.S. Government security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date.  The resale price is in excess of the acquisition price and reflects the agreed-upon market rate unrelated to the coupon rate on the purchased security.  These transactions may allow the Fund to earn a return on temporarily available cash at no market risk.  However, there is a risk that the seller may default on its obligation to pay the agreed-upon sum at the re-delivery date.  Such a default may subject the Fund to expenses, delays and risks of loss.   Repurchase agreements with a maturity of more than seven days, taken together with all of a Fund’s other illiquid assets, will not exceed 15% of a Fund’s net assets.   Repurchase agreements are considered loans under the 1940 Act.

Portfolio Turnover. A change in securities held by a Fund is known as “portfolio turnover” and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities.  The Funds’ annual “portfolio turnover” will be determined by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Funds’ securities.  For purposes of calculation, securities which mature in one year or less are excluded.  Because of the long term nature of the Value Fund’s investment strategy, it is likely that portfolio turnover will not exceed the portfolio turnover of other investment companies.

The Funds will not generally trade in securities for short-term profits.  However, in certain limited circumstances, securities may be purchased and sold without regard to the length of time held.  Neither Fund can accurately predict its annual portfolio turnover rate, but the annual portfolio turnover rate is not expected to exceed 100% for either Fund.  A high turnover rate increases transaction costs and may increase taxable gains.

Warrants.  Each Fund may acquire attached and unattached warrants.  Warrants entitle the holder to purchase equity securities at a specific price for a specified period of time. Warrants in which the Fund may invest will be freely transferable, and no more than 2% of a Fund’s total assets will be invested in warrants which are not traded on either the New York Stock Exchange (“NYSE”) or the American Stock Exchange.  The Fund will not invest more than 5% of its net assets in warrants.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may not be changed or eliminated with respect to a Fund without the affirmative vote of the majority of that Fund’s outstanding voting securities. The phrase “shareholder approval,” as used in the Prospectus, and the phrase a “vote of a majority of the outstanding voting securities,” as used in this SAI, means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

No Fund may:

(1)

purchase the securities of a company if, as a result:

(a)

the Fund would have more than 25% of its total assets concentrated in any one industry, or

(b)

with respect to 75% of its assets, the Fund’s holdings of that issuer would amount to more than

(i)

5% of the Fund’s total assets or

(ii)

10% of the outstanding voting securities of a single issuer other than those issued by the U.S. Government, its agencies or instrumentalities;

(2)

borrow money, except temporarily from banks to facilitate redemption requests in amounts not exceeding 5% of its total assets valued at market.

(3)

purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

(4)

make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5)

issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

(6)

act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund’s securities.

(7)

purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

(8)

purchase or sell real estate, real estate limited partnership interests, futures contracts, and commodities or commodities contracts.  However, subject to the permitted investments of the Fund, each Fund may invest in marketable obligations secured by real estate or interests therein.

(9)

make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may enter into repurchase agreements, and may lend its securities.

(10)

purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

NON-FUNDAMENTAL INVESTMENT RESTRICTION

It is contrary to each Fund’s present policy, which may be changed by the Directors without shareholder approval, to: (i) invest more than 15% of the Fund’s net assets (taken at current value) in securities which at the time of such investment are not readily marketable; or (ii) write puts, calls, options or combinations thereof.

CODES OF ETHICS

The Board of Directors of the Corporation and the Manager each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes of Ethics (each a “Code” and together the .“Codes”) apply to the personal investing activities of directors, officers and certain employees (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under each Code, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain Access Persons of the Corporation and the Manager are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Copies of these Codes of Ethics are on file with the U.S. SEC and are available to the public.

DISTRIBUTION PLAN

The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits the Income Fund and Class R of the Value Fund (for this section, the “ Funds ”) to pay for certain distribution and promotion expenses related to marketing shares of the Funds or for shareholder services provided to the Funds. Each of the Funds may pay up to 0.25% of its average daily net assets annually.

Under the Plan, the Corporation may directly or indirectly bear expenses related to the distribution of Fund shares.  The Board has determined that these expenses may include, without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Funds, or that may be advising shareholders of the Corporation regarding the purchase, sale or retention of shares of the Funds; (b) expenses of maintaining personnel (including personnel of organizations with which the Corporation has entered into agreements related to this Plan) who engage in or support distribution of shares of the Funds; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Funds for recipients other than existing shareholders of the Funds; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Corporation may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

During the fiscal year ended April 30, 2012 , the Value Fund –Class R shares and the Income Fund paid $ 880,901 and $ 36,858 respectively, in distribution fees.  Amounts were spent as follows:

Value Fund – Class R Shares

12b-1 Expenses Paid:
Printing and mailing of sales literature	$ 6,396
Payments to brokers-dealers and other sponsors of mutual funds sales platforms	$ 601,558
Marketing/ Promotion Costs (including travel and entertainment)	$ 272,947

Income Fund

12b-1 Expenses Paid:
Printing and mailing of sales literature	$ 2,553
Payments to brokers-dealers and other sponsors of mutual funds sales platforms	$ 31,345
Marketing/ Promotion Costs (including travel and entertainment)	$ 2,960

The Directors expect that the Plan could significantly enhance each Fund’s ability to expand distribution of shares of each Fund. It is also anticipated that an increase in the size of each Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist each Fund in seeking to achieve its investment objective.  There can be no assurance that the benefits anticipated from the expenditure of the Funds’ assets for distribution will be realized.  While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Directors for its review.

The Plan has been approved by the Corporation’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Corporation and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Directors annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Directors or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of each Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Directors.

The Plan became effective on May 1, 1995, but the Board of Directors did not authorize the Funds to make payments under the Plan.  At the Board of Directors meeting held June 19, 2007, the Board authorized the Funds to make payments under the Plan effective July 1, 2007.

Agreements implementing the Plan (the “Implementation Agreements”), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Fund’s shares are in writing and have been approved by the Board of Directors.  All payments made under the Plan are made in accordance with written agreements.

Kent Croft, Gordon Croft, Philip Vong and G. Russell Croft as interested persons of the Corporation, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

MANAGEMENT OF THE FUNDS

The management and affairs of the Corporation and each Fund (of which there currently are two) are supervised by the Directors.  The Board of Directors is responsible for overseeing each Fund. The Directors have approved contracts, as described below, under which certain companies provide essential management services to the Corporation.  The Board’s audit committee consists of Charles Jay McLaughlin and Steven Tamasi.  The audit committee met twice during the fiscal year ended April 30, 2012 .  The audit committee is responsible for overseeing the Corporation’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Corporation’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Corporation’s independent auditors and the full Board of Directors.  The Board has no standing nominating committee.  Independent directors, however, nominate other independent directors

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and the officers of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Corporation Overseen by Incumbent Director	Other Directorships Held by Incumbent Director During the Past 5 Years
G. Russell Croft[2] Age: 39	Director and Vice President of the Corporation	Director since August 2010; Vice-President since 2007	Vice President and Portfolio Manager, Croft-Leominster, Inc. since 2001.	2	None
Kent G. Croft[2] Age: 49	Director, President, CCO, and Secretary of the Corporation	Since 1995	President, Croft-Leominster, Inc. since 1989.	2	Croft-Leominster Inc., Irvine Nature Center, St. Paul’s School

Phillip Vong Age: 37	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation	Since 2005	Employee of Croft-Leominster, Inc. since 1997.	N/A	N/A

1The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.  Each officer and director serves for an indefinite term.  The term of office for each Director and officer continues until a successor has been elected.

2 Kent G. Croft and G. Russell Croft are “interested persons” of the Corporation because they are officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Funds’ Manager.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Corporation Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Benjamin R. Civiletti Age: 77	Director	Since August 2010	Past Chairman and Partner, Venable LLP (law firm) (2006-2009 )	2	MBNA Corporation (bank holding company) from April 1993 until January 2006.
Charles Jay McLaughlin Age: 50	Director, Chairman of the Board	12 years	President, Orion Safety Products since January 1999; Attorney, Openheimer, Wolff & Donnelly (law firm) 1989 to 1995.	2	Orion Safety Products
Steven Tamasi Age: 50	Director	Since August 2010	Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	2	Founder and Advisory Board member for the E-Team Machinist Training Program

1The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.  Each officer and director serves for an indefinite term. The term of office for each Director continues until a successor has been elected.

The Corporation is led by Charles Jay McLaughlin, an Independent Director who has served as the Chairman of the Board since 2010.  The Board of Directors is comprised of Benjamin R. Civiletti, Charles Jay McLaughlin and Steven Tamasi, each an independent Director, and Mr. Kent G. Croft and G. Russell Croft, each an interested person by virtue of their employment with Croft-Leominster.  Under the Corporation’s bylaws and governance guidelines, the Chairman of the Board presides at all meetings of the Board and has such other powers and duties as may be prescribed by the Board or as provided in the Articles of Incorporation or the bylaws.

The Corporation has separate roles for the President of the Corporation and Chairman of the Board because the Directors believe that a Chairman that is not part of the management team can bring a unique and independent perspective to the Board and enhance a culture where critical assessment and open dialogue among the Board members is encouraged.  The Board members believe that the Corporation’s leadership structure consisting of an Independent Chairperson, together with the Audit Committee and the full Board of Directors, is suitable for the Corporation based on the fact that: (i) the Audit Committee supports the Independent Directors in acting independently in pursuing the best interests of the Funds and their shareholders, facilitates the timely and efficient consideration of all matters of importance to Independent Directors, the Fund, and Fund shareholders and facilitates compliance with legal and regulatory requirements; and (ii) as mentioned above, the Chairperson sets a tone for the Board of independence in its oversight of management.

The Board has a standing independent Audit Committee.  The members of the Audit Committee meet regularly with the Corporation’s Chief Compliance Officer.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives reports from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Independent Auditor has open access to the Audit Committee members.

Mr. Benjamin R. Civiletti, Independent Director, is a senior lawyer at the law firm of Venable LLP, specializing in commercial litigation and internal investigations. He is also a member of the Independent Review Board, which addresses allegations of corruption and mafia infiltration in the Teamsters Union.  Mr. Civiletti served as the United States Attorney General from 1979 to 1981.  He received a bachelor’s degree in psychology from Johns Hopkins University and a Juris Doctor from the University of Maryland School of Law.  Mr. Civiletti has served as a member of the National Research Council Committee to Study National Cryptography Policy and as Chair of the Maryland Governor’s Commission on Welfare Policy. He has also served as a member of the Governor’s Task Force on Alternatives to Incarceration.  In community-related areas, Mr. Civiletti’s service includes former membership on the Legal Aid Bureau, Inc.’s board and Chair of GBMC Healthcare, Inc. (retired). In the legal publications field, he was a member of the Lexis-Nexis/Martindale-Hubbell Legal Advisory Board and a member of Matthew Bender & Company, Inc.’s, board of editors of the Federal Litigation Guide Reporter. Mr. Civiletti has also served as chair or member on a number of task forces under several Maryland governors, including task forces on Funding of Public Education, Drug Abuse and Funding of the Arts.  Mr. Civiletti’s extensive business, legal and investigative experience makes him well qualified to serve on the Board.

Mr. Kent G. Croft, Interested Director, holds a B.A.. degree (1985) from Dartmouth College.   In 1989, he founded Croft-Leominster, Inc. with Mr. L. Gordon Croft.  Mr. Kent Croft along with his father, Gordon Croft, have been portfolio managers for each Fund since its inception. Mr. Kent Croft is a former board member for the Baltimore Securities Analysts Society and is a member of the Charter Financial Analyst Institute. From 1988 to 1989, Mr. Kent Croft was Vice President, Real Estate Investments for Bryans Road Corp.  From 1985 through May 1988, Mr. Kent Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York.  Lastly, he is Financial Industry Regulatory Authority and New York Stock Exchange registered and completed work at Harvard University’s Kennedy School of Government in behavioral finance.  Mr. Kent Croft’s extensive experience in the investment management industry makes him well qualified to serve on the Board.

Mr. G. Russell Croft, Interested Director, has been a portfolio manager for each Fund since 2006.  Before coming to Croft-Leominster, Inc. in 1997, Mr. G. Russell Croft gained experience working for Gabelli & Company, an investment advisory firm in New York.  Mr. G. Russell Croft holds a B.A. degree (1996) from Washington and Lee University and obtained his M.B.A. (1998) from the University of London.  Mr. G. Russell Croft’s extensive experience in the investment management industry makes him well qualified to serve on the Board.

Mr. Charles Jay McLaughlin, Independent Director, currently serves as the President and Chief Executive Officer of Orion Safety Products, a manufacturer and distributor of emergency distress signals for the outdoor, automotive and marine markets.  He has held this position since 1998.  Mr. McLaughlin served as Orion’s Vice President of marine products from 1996 until being named to his current role.  He practiced corporate and securities law with the firm of Oppenheimer Wolff & Donnelly in Minneapolis, Minnesota from 1989 through 1995. Mr. McLaughlin is a 1981 graduate of Phillips Andover Academy, a 1985 graduate of Dartmouth College and a 1989 Graduate of Georgetown University School of Law.  Mr. McLaughlin currently serves on the Advisory Board to the Talbot County Department of Parks & Recreation.  He is a charter member of the Optimist Club in Talbot County and previously served on the Advisory Board to the Talbot County Department of Social Services.  Mr. McLaughlin’s combined experience in the practice of law, the business community as well as service on advisory boards makes him well qualified to serve on the Board.

Mr. Steven Tamasi, Independent Director, has over 20 years of experience in the manufacturing and distribution industries.  He has served as Chief Executive Officer of Boston Centerless, Inc. since 1998.  In this capacity he is responsible for the strategic direction and visionary leadership for multi-plant precision manufacturing and distribution operation.  Mr. Tamasi’s business experience also includes serving as Sales & Applications Engineer of Agathon AG / Agathon Machine Tools, Inc. from 1985 to 1987.  Mr. Tamasi holds a B.S. in Operations Research & Industrial Engineering from Cornell University and is a graduate of the Owner President Management Program at Harvard Business School.  Mr. Tamasi has over fifteen years of active leadership in improving and expanding educational efforts for precision machining at both the local and national level.  Mr. Tamasi’s board and community involvement experience includes serving as Education Team Leader for the National Tooling and Machining Association, Founder and Advisory Board member for the E-Team Machinist Training Program, sponsor of SkillsUSA Massachusetts State competition for Precision Machining and sponsor and mentor of Winchester, MA High School Robotics club.  Mr. Tamasi’s educational background and extensive business experience make him well qualified to serve on the Board.

Fund Shares Owned by Board Members. The following table shows the dollar range of each Director’s “beneficial ownership” of shares of each Fund as of the end of the most recently completed calendar year.  Dollar ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

	Dollar Range of Equity Securities in the Croft Value Fund	Dollar Range of Equity Securities in the Croft Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen in Family of Investment Companies
Kent G. Croft	Over $100,000	Over $100,000	Over $100,000
Charles Jay McLaughlin	$ 10, 001-$50, 000	None	$10, 001-$50, 000
Benjamin R. Civiletti	Over 100 ,000	None	Over $100 ,000
G. Russell Croft	Over $ 100,000	Over $100,000	Over $100,000
Steven Tamasi	$ 50,001-$100 ,000	$10,001-$50,000	Over $100 ,000

Certain Other Securities Owned by Independent Board Members.The following table shows the independent Directors’ “beneficial ownership” (if any) of securities issued by the Manager (or a person in a control relationship) as of the end of the most recently completed calendar year:

Name	Name of Owners and relationship to Director	Name of Issuer	Title of Class	Value of Securities	Percent of Class
Charles Jay McLaughlin	None	None	None	None	None
Benjamin R. Civiletti	None	None	None	None	None
Steven Tamasi	None	None	None	None	None

The Corporation’s Articles provide that the Corporation will indemnify its Directors and each of its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Funds.  However, if it is determined that the Directors have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any errors and omissions to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties, the Corporation may not provide such indemnification.

Each Director who is not an “interested person” of the Corporation receives an annual fee of $5,000 for his service on the Board.  This expense is allocated equally between the Funds.  The Manager pays the salaries and expenses of each Director and officer who is also an officer or employee of the Manager.  Mr. G. Russell Croft and Mr. Kent G. Croft, as shareholders and officers of the Manager, benefit from the management fees paid by the Funds.  The following table sets forth information regarding compensation of Directors by the Corporation for the fiscal year ended April 30, 2012 .

Name and Position	Aggregate Compensation from the Funds for Service to the Corporation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Directors by the Funds for Service to Corporation and Fund Complex [1]
Benjamin R. Civiletti	$5,000	None	None	$5,000
Kent Croft	None	None	None	None
G. Russell Croft	None	None	None	None
Charles Jay McLaughlin	$5,000	None	None	$5,000
Steven Tamasi	$5,000	None	None	$5,000

1 The “Fund Complex” consists of the Croft Value Fund and the Croft Income Fund.

The Manager.  Under an agreement between the Corporation and the Manager, subject to such policies as the Directors of the Corporation may determine, the Manager, at its expense, will continuously furnish an investment program for the Funds and will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  Pursuant to the management agreement, the Manager is entitled to receive an annual fee, based on average daily net assets, equal to 0.94% from the Value Fund and 0.79% from the Income Fund.

Pursuant to the management agreement and subject to the general oversight of the Directors, the Manager also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  As described under “Portfolio Transactions -- Brokerage and Research Services,” the Funds’ portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Funds or their other clients.  Accordingly, the Funds may incur greater brokerage commissions than they might otherwise pay.

The management agreement has been approved by the Directors of the Corporation.  By its terms, the agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Directors at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Corporation.  The agreement automatically terminates on assignment, and is terminable upon notice by the Funds.  In addition, the agreement may be terminated on not more than 60 days’ notice by the Manager given to the Funds.  In the event the Manager ceases to manage the Funds, the right of the Funds to use the identifying name of “Croft-Leominster” or “Croft” may be withdrawn.

The Funds pay, in addition to the management fee described above and Rule 12b-1 fees , all expenses not borne by the Manager, including, without limitation, fees and expenses of the Directors who are not affiliated with the Manager, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds’ shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, insurance premiums and underlying fund fees and expenses.  The Funds are also responsible for such nonrecurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Directors.

The management agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Manager is a Maryland corporation organized in 1989.  Kent Croft owns 50% and G. Russell Croft owns 50% of the Manager’s outstanding voting shares.  Kent Croft, G. Russell Croft and Phillip Vong as owners and/or officers of the Manager and Directors of the Corporation are affiliates of the Funds and the Manager.

For the fiscal years ended April 30, 2010 , 2011 and 2012 , the Funds accrued and paid, and the Manager waived, the following management fees:

	Fees Accrued and Paid			Fees Waived and Reimbursed
	2010	2011	2012	2010	2011	2012
Value Fund	$ 1,372,586	$ 3,277,822	$3, 312,188	$0	$0	$0
Income Fund	$100,815	$ 119,424	$ 116,472	$ 107,665	$ 96,350	$ 67,933

The Manager has contractually agreed to waive its management fees or reimburse Fund expenses to limit the overall expense ratios for the Value Fund and Income Fund (excluding ordinary brokerage commissions, 12b-1 fees, underlying fund fees and expenses and extraordinary expenses) to 1. 22 % and 0.85%, respectively, of the Funds’ average net assets through August 31, 2013 .  This arrangement may enhance the Funds’ performance.

Portfolio Managers. Gordon Croft, Kent Croft and G. Russell Croft (the “Portfolio Managers”) are responsible for the day-to-day management of the Funds.  As of April 30, 2012 , the Portfolio Managers were responsible for the management of the following other accounts, excluding the Funds:

Gordon Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	6	$ 56,381,653	5	$ 53,489,846
Other Accounts	317	$ 555,628,064	0	$ 0
G. Russell Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	6	$ 56,381,653	5	$ 53,489,846
Other Accounts	317	$ 555,628,064	0	$0
Kent Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	6	$ 56,381,653	5	$ 53,489,846
Other Accounts	317	$ 555,628,064	0	$0

The portfolio managers manage numerous accounts. These accounts may include, but are not limited to, registered investment companies (i.e., mutual funds), other types of pooled accounts such as limited partnerships, and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that specific account. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to a Fund and other accounts.  Another potential conflict of interest may arise where another account pays the Manager a fee based on the performance of the account, while the Funds do not pay performance fees, in which case a portfolio manager could favor such an account over the Funds.  Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one account over another.

To address these potential conflicts of interest, all portfolio transactions are implemented according the Manager’s trade allocation procedures. The Manager believes these procedures insure that all trades allocated to advisory clients (including the Funds) fulfill the Manager’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory.  In addition, the Manager has adopted a Code of Ethics that requires personnel of the Manager to place the interests of the Funds ahead of their personal interests.

The Portfolio Managers are compensated for their services by the Manager.  The Portfolio Managers’ compensation consists of a salary, bonuses and Profit Sharing Plan.  Salary is fixed and not based on either Fund’s assets or performance.  The bonus and Profit Sharing Plan is based on the overall performance of Croft Leominster, Inc. but is not tied to any benchmark.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of April 30, 2012.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Value Fund	Dollar Range of Equity Securities in the Income Fund
Kent Croft	$500,001-$1,000,000	$100,001-$500,000
Gordon Croft	$100,001-$500,000	$100,001-$500,000
G. Russell Croft	$100,001-$500,000	$100,001-$500,000

PROXY VOTING

Introduction. The Corporation has delegated proxy voting responsibilities to the Manager, subject to the Board’s general oversight.  The Manager is required under law to vote each Fund’s proxies in the Fund’s best economic interests.  The Manager has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose.  In addition, the Manager has established a Proxy Committee to oversee all proxy responsibilities and activities.  The Committee consists of the Manager’s President and Chief Compliance Officer.

The Manager’s General Proxy Voting Positions.The Manager has established general voting positions on various common proxy proposals.  However, the Manager may, consistent with each Fund’s best economic interests, determine under certain circumstances to vote contrary to those positions.   The Manager’s proxy voting procedures are attached as Appendix B.

Requesting information on Proxy Votes.  Information regarding how Funds voted proxies during the past 12 months ended June 30 is available without charge upon request.  Information is available by calling 800-551-0990, through the transfer agent’s website (www.mutualss.com) or through the SEC’s website (www.sec.gov).

PRINCIPAL SHAREHOLDERS

As of August 24, 2012 , the following persons were the only persons who were record owners (or to the knowledge of the Corporation, beneficial owners) of 5% or more of the outstanding shares of the Funds.  Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

Name	Percentage
The Value Fund - Class R shares
Charles Schwab & Co. c/o Croft Funds Corp. 300 Water Street Baltimore, Maryland 21202	79.9%
National Financial Service LLC 200 Liberty Street New York, NY 10281	6.7%
The Income Fund
SEI Private Trust Company One Freedom Valley Drive Oaks PA, 19456	19. 4%
Gordon Croft Limited Partnership c/o Croft Funds Corp. 300 Water Street Baltimore, Maryland 21202	5.6%
Glenn Hachey Rebecca Tominack JTTEN 3441 Bluff View Drive St. Charles, MO 63303 Libby Goldstein T.O.D. to Susan Zimmet, POA 1631 Maddux Lane McLean, VA 22101	7. 5% 5.3%

As of August 24, 2012 , the directors and officers of the Corporation, as a group, owned shares of the Funds in the percentages set forth below.

Percentage of Fund Owned by Directors and Officers of the Corporation
Value Fund	1.9%
Income Fund	7.6%

OTHER SERVICES

Custodial Arrangements.  US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is the Funds’ custodian.  Accordingly, US Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds.  Upon instruction, US Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to the Funds’ portfolio securities.  US Bank also maintains certain accounts and records for the Funds.

Transfer and Shareholder Servicing Agent.  Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Funds’ operations.

Accounting Services Agreement.  Pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

For the fiscal years ended April 30, 2010 , 2011 and 2012 , the Funds accrued and subsequently paid the following accounting services fees:

	Fees Accrued and Paid
	2010	2011	2012
Value Fund	$ 67,580	$ 94,954	$ 20,374
Income Fund	$ 30,252	$ 32,317	$ 14,246

Independent Registered Public Accounting Firm.  The Funds’ independent registered public accounting firm is Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145.  They conduct an annual audit of the Funds’ financial statements, assist in the preparation of the Funds’ federal and state income tax returns and consult with the Funds and the Board as to matters of accounting and federal and state income taxation.

PORTFOLIO TRANSACTIONS

Brokerage and Research Services.  Transactions on stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions.  These commissions vary among different brokers.  Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up.  It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals.  In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

When the Manager places orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers.  The Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below.  In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the adviser’s clients. Consistent with this practice, the Manager may receive research, statistical and quotation services from many broker-dealers with which the Funds’ portfolio transactions are placed (including certain transactions in over-the-counter markets).  These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.  Some of these services may be of value to the Manager in advising various clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.  The management fees that the Funds pay to the Manager are not reduced because they receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”) and the Management Agreement, the Manager may cause the Funds to pay a broker-dealer that provides “brokerage and research services,” as defined in the Exchange Act, to the Manager an amount of disclosed compensation for effecting a securities transaction for the Funds in excess of the compensation that another broker-dealer would have charged for effecting that transaction.  The authority of the Manager to cause the Funds to pay greater commissions is subject to such policies as the Directors may adopt from time to time.

The total brokerage commissions that the Funds paid for the fiscal years ended April 30 were $ 459,687 (2010), $392,877 (2011), and $370,157 (2012) respectively, for the Value Fund and $0 (2010), $0 (2011), and $0 (2012) respectively, for the Income Fund .

The Manager may not allocate brokerage transactions for any Fund on the basis of a broker’s sale of Fund shares.

During the fiscal year ended April 30, 2012 , the Funds placed transactions and paid commissions to brokers that provided research services as follows:

	Transaction Amounts	Commission Amounts
Value Fund	$ 28,988,875	$ 72,388
Income Fund	$0	$0

Disclosure of Portfolio Holdings The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  Each Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Funds’ website, is public information.  All other information is non-public information. Additionally, the Manager and/or officers of the Company may periodically disclose each Fund’s top ten portfolio holdings to current and potential shareholders.

The Funds have ongoing arrangements with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Funds.  These third party servicing agents are the Manager, Transfer Agent, Fund Accounting Agent and Custodian.    The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, and printers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.    This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Funds believe, based upon their size and history, that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Funds may disclose portfolio holdings to various entities in order for them to assign a rating or ranking to the Funds.  In these instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Board.  The Manager must submit any proposed arrangement pursuant to which the Manager intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether the arrangement is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Manager, or any affiliated person of the Fund, or the Manager.  Additionally, the Manager, and any affiliated persons of the Manager, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

PURCHASES AND REDEMPTIONS

How to Purchase.  The procedures for purchase of Fund shares are summarized in the text of the Prospectus under “How to Buy Shares.”  Purchase requests must be in good order, as defined in the Prospectus.  Upon receipt of a purchase request in good order, the shareholder will receive a payment equal to the net asset value of the purchased shares next determined after the purchase request, in good order, has been received.  The Fund will accept purchase requests only on days the NYSE is open.

How to Redeem.  The procedures for redemption of Fund shares are summarized in the text of the Prospectus under “How to Redeem Shares.” Redemption requests must be in good order, as defined in the Prospectus.  Upon receipt of a redemption request in good order, the shareholder will receive a payment equal to the net asset value of the redeemed shares next determined after the redemption request, in good order, has been received.  The Fund will accept redemption requests only on days the NYSE is open.  Redemption proceeds will normally be forwarded on the next day on which the NYSE is open.  However, the Funds reserve the right to take up to seven days to make payment if, in the judgment of the Manager, the Funds could be adversely affected by immediate payment.  The proceeds of redemption may be more or less than the shareholder’s investment and may involve a capital gain or loss for tax purposes.  If the shares to be redeemed represent an investment made by check, the Funds reserve the right not to forward the proceeds of the redemption until the check has been collected.

The Funds may only suspend the right of redemption and may postpone payment: (i) when the NYSE is closed for other than customary weekends and holidays,  (ii) as permitted by the Securities and Exchange Commission (“SEC”) during periods when trading on the NYSE is restricted, (iii) as permitted by the SEC during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or (iv) during any other period permitted by order of the SEC.

The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in a Fund falls below a specified level, currently set at $2,000.  Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by a Fund.  The Funds also reserve the right to redeem shares to limit a shareholder’s account value to a specified maximum set from time to time by the Board of Directors.  No limit is presently in effect, but such a limit could be established at any time and could be applicable to existing and future shareholders.

Redemptions in-Kind.  The Funds intend to pay your redemption proceeds in cash.  However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of each Fund) the Funds reserve the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind).  The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which the Funds are obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period.  Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

Signature Guarantees.  If you request payment of proceeds, the Funds may require that your redemption be in writing and include a signature guarantee.  Signature guarantees help protect you and your account against fraud.  You can obtain a signature guarantee at most banks and financial intermediaries.  A notary public cannot provide a signature guarantee.  You may not use fax to transmit a signature guarantee to a Fund.  The Funds will not make checks payable to any person other than the shareholder(s) of record or mail checks to an address other than the address of record.

How Net Asset Value is Determined.  As described in the Prospectus under “How Net Asset Value is Determined,” the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Corporation expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

All investments in securities are recorded at their estimated fair value.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized as level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the funds. These securities will be classified as level 1 of the value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized as level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as level 2.

TAXES

Each Fund has qualified, and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Code.  In order to qualify, the Fund must, among other things:

(a)

derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities;

(b)

each year distribute at least 90% of its “investment company taxable income,” which, in general, consists of investment income and short-term capital gains; and

(c)

diversify its holdings so that, at the end of each fiscal quarter

(i)

at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

(ii)

not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers.

By so qualifying, a Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

As of the fiscal year ended April 30, 2012 , the Income Fund had available for federal tax purposes an unused capital loss carryforward of $ 618,842; $77,256 expires in 2017 and $541,586 expires in 2018.   As of the fiscal year ended April 30, 2012, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $1,121,481, which $1,121,481 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Capital losses incurred in tax years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Effective January 1, 2011, a Fund is subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year (and certain undistributed amounts from prior years).  The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid such excise tax but can make no assurances that distributions will be sufficient to avoid this tax.  In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated, in part, as a return of capital.  A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.  The Funds currently have no intention or policy to distribute amounts in excess of their earnings and profits.

It is expected that at least some of the distributions from the Funds will qualify for the dividends-received deduction for corporations to the extent that the Funds’ gross income was derived from qualifying dividends from domestic corporations.

All or portion of the net investment income distributions to an individual shareholder from the Funds may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders will receive annual information as to the tax status of distributions made by the Funds in each calendar year.  The Funds are required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amounts of dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number (“TIN”) has been provided or where the Funds are notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding) or for which the shareholder has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  In addition, the Funds will be required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no TIN has been provided.  The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes.  The Corporation is organized as a Maryland corporation.  Under current law, as long as the Funds qualify for the federal income tax treatment described above, it is believed that the Funds will not be liable for any income or franchise tax imposed by Maryland with respect to amounts distributed to shareholders.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to certain requirements.  Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

DISTRIBUTIONS

Distributions from Net Investment Income.  The Funds pay out substantially all of their net investment income, (i.e., dividends, interest they receive from their investments, and short-term gains).  The Value Fund and the Income Fund will declare and pay any such dividends annually and quarterly, respectively.

Distributions of Capital Gains.  Each Fund’s policy is to distribute annually substantially all of its net realized capital gain, if any, after giving effect to any available capital loss carryover.  Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

Dividends and short-term capital gains distributions of each Fund are taxable as ordinary income.  Distributions of any long-term capital gains are treated as a gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you may have owned shares in a Fund.  Distributions of net capital gains of a Fund will not qualify for the dividends-received deduction and will be taxable as long-term capital gain, taxable at the rate of 20% for property held for more than one year, whether received in cash or additional shares.

In order to avoid a liability for excise tax on undistributed income, the Internal Revenue Code of 1986, as amended, requires each Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each October 31 and not previously distributed.

Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions.  A dividend paid to you by a Fund in January of a year generally is deemed to have been paid by the Fund and received by you on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.  The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

FINANCIAL STATEMENTS

The Corporation’s financial statements for the fiscal year ended April 30, 2012 , including notes thereto and the report of the independent registered public accounting firm thereon , and the Corporation’s financial statements for the period ended October 31, 2011, including notes thereto are hereby incorporated by reference into this SAI.

APPENDIX A:  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

I.

Corporate Bond Ratings

A.

Description of Moody’s Investors Service, Inc.’s Corporate Bond Ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba and B -- Bonds which are rated Ba or B are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B.

Description of Standard & Poor’s Corporation’s Corporate Bond Ratings:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB and B -- Bonds rated BB or B are regarded, on balance, as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC -- Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The ‘CCC’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘B’ or ‘B-’ rating.

II.

Commercial Paper Ratings

A.

Description of Moody’s Investors Service. Inc.’s Commercial Paper Ratings:

Moody’s Investors Service, Inc. evaluates the salient features that affect a Commercial Paper issuer’s financial and competitive position.  Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets.  Differing degrees of weight are applied to these factors as deemed appropriate for individual situations.  Commercial Paper issuers rated “Prime-1” are judged to be of the best quality.  Their short-term debt obligations carry the smallest degree of investment risk.  Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.  While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.  Issuers in the Commercial Paper market rated “Prime-2” are of high quality.  Protection for short-term note holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness.  They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude.  Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured.  Issuers rated among Prime-1 and Prime-2 categories are judged to be investment grade.

B.

Description of Standard & Poor’s Corporation Commercial Paper Ratings:

Standard & Poor’s Corporation describes its highest (“A”) rating for commercial paper as follows, with numbers l, 2 and 3 being used to denote relative strength within the “A” classification: Liquidity ratios are adequate to meet cash requirements.  Long-term senior debt rating should be “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB.”  The issuer should be well- established and the issuer should have a strong position within its industry.  The reliability and quality of management should be unquestioned.

Appendix B:  Croft-Leominster, Inc. Proxy Voting Procedures

I. Introduction

We, Croft-Leominster (the “Advisor”), have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of the clients of Croft-Leominster (“Clients”), in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940.  Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations.

Other terms:

The Advisor’s portfolio managers (“Portfolio Managers”)

The Advisor’s designated proxy officers (“Proxy Committee”)

The Advisor’s internal administrators (“Administrators”)

II. Statement of Polices and Procedures

A.

Client’s Best Interest- Proxies are always voted in the best interest of the Client and for their well-being, even at the expense of the Adviser

B.

Conflicts of Interest- All material conflicts are resolved for the benefit of the client.

a.

Determine if conflict exists

b.

Notify Clients of potential conflict and obtain consent before voting

c.

If consent is not granted the Advisor will refrain from voting on the conflicted issue

C.

Limitations- The Adviser may not vote proxies if the any following conditions are present

a.

If the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant

b.

The cost of voting the shares is prohibitive

c.

If a Client elects to vote on own behalf

D.

Voting Investment Company Shares owned by a Fund- Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund.  Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  Therefore, each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)(1)(F):

a.

when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

b.

vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

E.

Oversight- The Proxy Committee will oversee all proxy responsibilities.

a.

Proxy Committee member include the Advisor president and chief compliance officer.

b.

Proxy Committee members will review policies for timeliness and cost effectiveness on an ongoing basis.

F.

Availability of Polices and Procedures- After initial notification to our Clients, it is also available upon request.

G.

Disclosure of Proxy Voting Record – The Advisor will the make the voting record available to clients upon request within 15 days of the receiving a written request unless the client’s votes are done by a third party hired by the client, in which case they remain unavailable (of course, the Advisor’s clients have the right to vote proxies on portfolio securities themselves, or to hire a third party to vote proxies)

a.

The Advisor will make the proxy voting record similarly available to Croft Funds’ shareholders upon request; this will be disclosed in the Fund Prospectus. Additionally, beginning Aug 30th, 2004 form NP-X detailing the previous year’s proxy vote will we filed with the SEC and available to the public.

  III. Responsibility and Oversight

A.

The Advisor’s Compliance officer is responsible for overseeing the voting process and the Advisor’s traders are responsible for administering the votes and recording them.

B.

Documentation- The advisor will keep accurate records of all voted proxies including the issue, date, and way the shares were voted.  The Policies and Procedures will be reviewed annually for potential updates or clarification.

C.

The Advisor’s administrators will be responsible for notifying clients of a potential conflict of interests.

IV. Policies and Procedures

A.

Client Direction- The Advisor’s responsibility for voting proxies are determined generally by its obligations under each advisory contract or similar document.

B.

Voting Process

a.

Receive Proxies

i.

Administrators receive proxies and make the Portfolio Managers aware of them.

b.

Portfolio managers will then review and assess proxy issues, and if a conflict of interest is suspected, a meeting of the portfolio managers will occur to decide if a conflict actually exists.

i.

A conflict of interest will be declared if the client’s interests are at odds with those of the Advisor, the portfolio managers, the analysts or those with a pecuniary interest in the Advisor.

ii.

If the Portfolio Managers determine there is a conflict of interest they will establish if the conflict is economically meaningful or potentially economically meaningful in nature.

iii.

If the conflict is determined to be economically meaningful or potentially economically meaningful in nature the Administrators will notify the relevant clients (via mail or fax) of the conflict and obtain consent to vote on the client’s behalf.

iv.

If the client refuses their consent, or if the issue is not economically meaningful, the Advisor will not vote.

v.

If the Advisor believes the issue to be economically meaningful and does not have client consent to vote on their behalf, the Advisor will urge the client to vote on their own behalf without giving an opinion about which way to vote.

vi.

If the client fails to respond to a request for consent the Advisor will vote on the client’s behalf and disclose to the client in a memo the independent reasons supporting the advisors vote and how that vote represented the best interests of the client.

c.

Administrators are responsible for giving proxies to Portfolio Managers for all decisions regardless or nature (routine, specialized etc.) of the issues up for vote.

d.

 Portfolio managers are responsible for the proxy vote decisions, but they may take recommendations from analysts.

i.

Portfolio Managers will consider the impact on the share value for at least the expected holding period for the stock.

1.

Analysts may be asked for their input or for research to aide the Portfolio Manager’s decision.

ii.

Portfolio Managers will also determine whether or not an issue is economically meaningful.

iii.

Non-economically meaningful issues will usually be voted with company mgmt. unless costs to the Advisor are prohibitive or the issue has symbolic significance that the Portfolio Manager believes could affect share value.

e.

The Advisor’s administrators are responsible for carrying out vote in accordance with the portfolio manager’s decision.

i.

Portfolio Managers will disclose their decision verbally or in writing directly to the administrators. Administrators will clarify any confusing or contradictory directives.

ii.

Administrators will notify the appropriate institutions via mail, or if possible, secure email.

f.

The Administrator will record the vote.

i.

Excel files will be kept consistent with Section C of these procedures.

C.

Record Keeping- In accordance with Rule 204-2(c) the adviser will keep records of the following:

a.

The proxy policy and procedures

b.

Copies of the Proxy statements- the Advisor will rely or EDGAR (a service of the SEC, EDGAR is a public database of all statements filed by public companies whether foreign or domestic) or a third party.

c.

Record of each vote cast

d.

A record of the basis for the decision

e.

All written requests from clients for specific voting direction

f.

For the Croft Funds these additional records will be kept

i.

Client requests for proxy voting information

ii.

Any materials prepared by the Advisor that were material in making a proxy voting decision.

D.

Duration- Proxy voting records should be available for at least 5 years and in the office of the Advisor for at least two.

PART C

OTHER INFORMATION

Item 28 .   EXHIBITS

(a)            Articles of Incorporation, filed as Exhibit (1) to the Registrant’s Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(b)          By-Laws are filed, filed as Exhibit (1) to the Registrant’s of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on July 2, 2010 are incorporated by reference.

(c)          None.

(d)(1)     Management Contract between Registrant and Croft-Leominster, Inc. filed as Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(d)(2)     Letter Agreement between the Registrant and Croft-Leominster filed as Exhibit 99.28.d (2) to the Registrant’s of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on April 11, 2012is incorporated by reference.

(e)

None.

(f)

None.

(g)          Custodian Agreement between Registrant and Star Bank (currently US Bank), N.A. dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(h)(1)     Transfer Agent Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(4) to Post-Effective Amendment No. 8 on the Registrant’s Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(2)     Transfer Agent Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(5) to Post-Effective Amendment No. 8 on the Registrant’s Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(3)     Accounting Services Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(6) to Post-Effective Amendment No. 8 on the Registrant’s Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(4)     Accounting Services Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 on the Registrant’s Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(i)(1)      Opinion of Thompson Hine LLP, filed as Exhibit (99.23.i) to Post-Effective Amendment No. 11 on the Registrant’s Registration Statement on Form N-1A filed on August 30, 2004 is incorporated by reference.

(i)(2)      Consent of Thompson Hine LLP is filed herewith.

(j)           Consent of Independent Registered Public Accountants, Cohen Fund Audit Services, Ltd.,is filed herewith.

(k)          None.

(l)           Purchase Agreement between Registrant and Croft-Leominster, Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(m)         Distribution Plan filed as Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(n)

Rule 18f-3 Plan filed as Exhibit 99.28. nto the Registrant’s of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on April 11, 2012is incorporated by reference.

(o)     Reserved.

(p)(1)      Amended Code of Ethics for the Croft Funds Corporation, filed as Exhibit 99.23.p to Post-Effective Amendment No. 12 on the Registrant’s Registration Statement on Form N-1A on July 20, 2005 is incorporated by reference.

(p)(2)     Amended and Restated Code of Ethics for Croft-Leominster, Inc ., filed as Exhibit 99.23.p to Post-Effective Amendment No. 18 on the Registrant’s Registration Statement on Form N-1A on August 28, 2009 is incorporated by reference .

(q)(1)      Powers of Attorney of certain officers and directors of the Registrant, filed as Exhibit (99.23.q) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on September 2, 2003 is incorporated by reference.

(q)(2)       Powers of Attorney of certain officers and directors of the Registrant, filed as Exhibit 99.H to Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A on August 31, 2011 is incorporated by reference.

Item 29 . Persons Controlled By or Under Common Control with the Fund

None.

Item 30 . Indemnification

The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law.  The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law.  The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Maryland law and the Articles of Incorporation of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the corporation in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 . Business and other Connections of the Investment Adviser

The Manager is a Maryland corporation that was organized in 1989.  The Manager’s principal place of business is at Canton House, 300 Water Street, Baltimore, Maryland 21202.  It is in the business of providing investment advice and related services, and is registered with the Securities and Exchange Commission as an investment adviser.  The Manager has prior experience as a General Partner of several limited partnerships that invest in securities, and its principal staff has substantial investment experience.

The names and prior experience of the Officers and Directors of the Manager are set forth below.  The principal business address of each person listed below (as it relates to the Manager) is Canton House, 300 Water Street, Baltimore, Maryland 21202.

Name and Position with Croft-Leominster, Inc.	Prior Two Years Experience

Kent Croft President and Director	President, Director, Chief Compliance Officer , Croft-Leominster, Inc. since 1989.

George Russell Croft Vice President and Treasurer	Vice President, Croft-Leominster, Inc. since 2001 .

L. Gordon Croft Director, Chief Investment Officer and Vice President	Vice President, Chief Investment Officer and Director of Croft-Leominster, Inc. since 1989 .

Item 32 . Principal Underwriters

None.

Item 33 . Location of Accounts and Records

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant’s transfer agent (transfer agency and shareholder records), 8000 Town Centre, Suite 400, Broadview Heights, OH  44147, the offices of Registrant’s manager (corporate records, journals, ledgers, receipts, and brokerage orders), 300 Water Street, Baltimore, MD 21202, or at the offices of Registrant’s custodian (custody records), 425 Walnut Street, Cincinnati, OH 45202.

Item 34 . Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35 . Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of August, 2012 .

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

      Kent G. Croft, President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature                                           Title

* Benjamin R. Civiletti                     Director

*Charles J. McLaughlin                    Director

* Steven Tamasi   Director

*By: /s/ Kent G. Croft                                                                                              Date: 8/28/2012

Kent G. Croft

Attorney in fact

/s/ Kent G. Croft                                President/Principal

Kent G. Croft                                    Executive Officer and Director

Date: 8/28/2012

/s/ G. Russell Croft                            Director

G. Russell Croft

Date: 8/28/2012

/s/ Philip N. Vong                             Treasurer/Principal Financial                         Date: 8/28/2012

Philip N. Vong                                  Officer/Principal Accounting

 Officer

EXHIBIT INDEX

EXHIBIT                     Exhibit No.

1. Consent of Thompson Hine LLP.

EX-99. 28 .i (2)

2 . Consent of Cohen Fund Audit Services, Ltd.

EX-99. 28 .j